CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	4 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss - continuing operations	$ (4,412,858)	$ (403,212)	$ (1,114,908)	$ (1,743,258)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on restructure of debt	(472,267)	0	(1,033,669)	0
Loss on restructure of debt	0	122,878	6,409	0
Loss on conversion of debt to equity	0		474,648	0
Penalty on debt extension	0	0	0	306,345
Subscription receivable write-off	0		2,172
Change in fair market value of derivative liabilities	821,324	(28,523)	45,348	388,544
Excess value of derivative liabilities	3,638,849	0	447,680	0
Amortization of discount on convertible debt	118,708	177,573	532,907	780,293
Changes in operating assets and liabilities:
Accounts receivable	0	0	0	45
Inventory	0	27	5,480	(8,484)
Accrued officer salary	(16,000)	32,000	20,000	96,000
Interest payable - related party	0	566	(2,011)	2,011
Accounts payable and accrued liabilities	97,846	(30,859)	(226,502)	138,749
Net cash used in operating activities - continuing operations	(224,398)	(129,550)	(842,446)	(39,755)
Net cash provided by operating activities - discontinued operations	0	0	39,178	0
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in TruPet	(2,200,000)	0	0	0
Cash Provided by (Used in) Investing Activities	(2,200,000)	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable - related party	0	35,500	35,500	0
Repayments of notes payable - related party	0	(75,000)	(266,500)	186,000
Proceeds from convertible debt	0	241,250	1,232,500	0
Principal payments made on convertible debt	0	0	0	(155,000)
Cash paid for the purchase of common stock	(27,271)	0	0
Cash from the sale of common stock	2,607,099	0	0	0
Net cash provided by financing activities	2,579,828	201,750	1,001,500	31,000
Net increase in cash and cash equivalents - continuing operations	155,430	72,200	159,054	(8,755)
Net increase in cash and cash equivalents - discontinued operations	0	0	39,178	0
Cash and cash equivalents at beginning of year	199,674	1,442	1,442	10,197
Cash and cash equivalents at end of year	3,946,000	73,642	199,674	1,442
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	0	950	4,302	0
Income taxes paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for conversion of notes payable	0	55,000	702,592	50,000
Accrued interest capitalized into principal of convertible notes	0	0	15,823	39,382
Note payable for loan of BTC	0	0	5,000,000	0
BTC loan to third party	0	0	5,500,000	0
Discount on Convertible Debt and Accrued Interest	0	126,557	1,132,663	677,437
Settlement of derivative	2,003,390	23,447	0	1,015,757
Stock issued for commitment fee	0	0	0	68,950
Accrued preferred stock dividends	64,840	0	20,280	0
Fair value of warrants issued with sale of common stock allocated to additional paid in capital	2,605,699	0	0	0
Previously Reported [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Cash and cash equivalents at end of year	355,104
Series B Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred Stock Series E issued for cancellation of convertible notes payable, accrued interest, Series B Preferred Stock and warrants	0	0	1,860,249	0
Series E Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred Stock Series E issued for cancellation of convertible notes payable, accrued interest, Series B Preferred Stock and warrants	2,022,766	$ 0	$ 0	$ 0
Accrued preferred stock dividends	$ 53,501